Acquisitions	6 Months Ended
Jun. 30, 2021
Acquisitions
Acquisitions

16) Acquisitions

In December 2020, the Partnership acquired from KNOT equity interests in the subsidiary which owns and operates the Tove Knutsen.

The Board and the Conflicts Committee approved the purchase price for the transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of the transaction. The detail of the transaction are as follows:

Final
Tove Knutsen
December 31,
(U.S. Dollars in thousands)	2020
Purchase consideration (1)	$21,898
Less: Fair value of net assets acquired:
Vessels and equipment (2)	117,978
Intangibles: Above market time charter	—
Cash	804
Inventories	136
Derivatives assets (liabilities)	(3,537)
Others current assets	270
Amounts due from related parties	—
Long-term debt	(93,139)
Long-term debt from related parties	—
Deferred debt issuane	769
Trade accounts payable	(430)
Accrued expenses	(622)
Amounts due to related parties	(331)
Subtotal	21,898
Difference between the purchase price and fair value of net assets acquired	$—
(1)	The purchase consideration comprises the following:

Final
ToveKnutsen
December 31,
(U.S. Dollars in thousands)	2020
Cash consideration paid to KNOT (from KNOP)	$25,430
Purchase price adjustments	(3,596)
Acquisition-related costs	64
Purchase price	$21,898
(2)	Vessel and Equipment includes allocations to dry docking (in thousands) of $3,040.